Shareholders' capital - Additional Information (Detail)			3 Months Ended		6 Months Ended			30 Months Ended
	Aug. 05, 2021 shares	Apr. 15, 2021 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Aug. 12, 2021 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Share-based compensation expense | $			$ 3,189,000	$ 9,997,000	$ 4,386,000		$ 11,640,000
Unrecognized compensation costs, non-vested awards | $			$ 19,712,000		$ 19,712,000	$ 19,712,000
Unrecognized compensation costs, non-vested options, period of recognition					1 year 11 months 12 days
Weighted average grant date fair value per option (CAD per share) | $ / shares						$ 2.46
Options exercised (in shares)					(61,225)
Exercised (CAD per share) | $ / shares						$ 14.75
Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)					12,021
Common shares
Stockholders Equity Note [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)					49,204
RSUs and PSUs
Stockholders Equity Note [Line Items]
Equity other than options granted in period (in shares)					703,620
PSU's and RSU's exercised (in shares)					(709,853)
RSUs and PSUs | Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)					373,314
RSUs and PSUs | Common shares
Stockholders Equity Note [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)					336,539
RSUs | Subsequent Event
Stockholders Equity Note [Line Items]
Common stock, shares issued (in shares)	105,876
RSUs | Treasury Stock, Common | Subsequent Event
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)	49,200
RSUs | Common shares | Subsequent Event
Stockholders Equity Note [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)	56,676
Bonus Deferral Restricted Stock Units
Stockholders Equity Note [Line Items]
Awards vested (percent)		100.00%
Equity other than options granted in period (in shares)		44,528
Common stock, shares issued (in shares)			148,459		148,459	148,459
Bonus Deferral Restricted Stock Units | Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)					68,841
Bonus Deferral Restricted Stock Units | Common shares
Stockholders Equity Note [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)			79,618
Deferred Share Units
Stockholders Equity Note [Line Items]
Equity other than options granted in period (in shares)					35,549
Common stock, shares issued (in shares)			85,210		85,210	85,210
Deferred Share Units | Treasury Stock, Common
Stockholders Equity Note [Line Items]
Shares issued from treasury to settles RSUs and PSUs (in shares)			39,719
Deferred Share Units | Common shares
Stockholders Equity Note [Line Items]
Equity other than options settled at cash value for payment of the exercise price and for tax withholdings (in shares)			45,491
Executive
Stockholders Equity Note [Line Items]
Options granted (in shares)					437,006
Weighted average grant date fair value per option (CAD per share) | $ / shares						$ 19.64
Options expiration period					8 years
Executive | Options vesting December 31, 2022
Stockholders Equity Note [Line Items]
Awards vested (percent)					33.33%
Executive | Options vesting December 31, 2023
Stockholders Equity Note [Line Items]
Awards vested (percent)					33.33%
Executive | Options vesting December 31, 2024
Stockholders Equity Note [Line Items]
Awards vested (percent)					33.33%
ATM Equity Program
Stockholders Equity Note [Line Items]
Treasury atock, amount reserved for issuance under the plan | $			$ 500,000,000		$ 500,000,000	$ 500,000,000
Number of shares issued pursuant to public offering (in shares)					16,789,922
Sale of stock, average price per share (in USD) | $ / shares					$ 15.73
Cash proceeds from issuance of shares | $					$ 264,112,000
Gross proceeds from sale of stock, net of commissions | $					260,810,000
Sale of stock, other related costs | $					$ 620,000
ATM Equity Program | Subsequent Event
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)								27,211,284
Sale of stock, average price per share (in USD) | $ / shares								$ 14.95
Cash proceeds from issuance of shares | $								$ 406,780,000
Gross proceeds from sale of stock, net of commissions | $								401,695,000
Sale of stock, other related costs | $								$ 4,033,000